Restatement of statements of cash flows	9 Months Ended
Mar. 31, 2025
Description of nature of accounting errors in prior periods [Abstract]
Restatement of statements of cash flows
Note 3. Restatement of statements of cash flows
The statements of cash flows for the nine months ended 31 March 2024 have been restated to classify the cash proceeds from the sale of Bitcoin mined, which are accounted for as intangible assets under IAS 38, "Intangible Assets" ("IAS 38"), as cash flows from investing activities in accordance with IAS 7.16(b), "Statement of Cash Flows" ("IAS 7").

Historically, the Company classified receipts from Bitcoin mining revenue as operating activities in the statements of cash flows on the basis that its core business and main activities are related to digital assets.

There was no impact on the overall net increase/(decrease) in cash and cash equivalents for the nine months ended 31 March 2024.

The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the nine months ended 31 March 2024 - Restatement

	Nine months ended 31 March 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	129,394	(129,394)	—
Net cash from/(used in) operating activities	47,889	(129,394)	(81,505)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	129,394	129,394
Net cash from/(used in) investing activities	(187,985)	129,394	(58,591)